Shareholder Report, Holdings (Details)	Nov. 30, 2025
Fidelity Tax-Free Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Tax-Free Cash Central Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Fidelity Tax-Free Cash Central Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Tax-Free Cash Central Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Securities Lending Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	68.30%
Fidelity Securities Lending Cash Central Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Securities Lending Cash Central Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Securities Lending Cash Central Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Securities Lending Cash Central Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Securities Lending Cash Central Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity Securities Lending Cash Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Securities Lending Cash Central Fund | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Securities Lending Cash Central Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Municipal Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Municipal Cash Central Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	71.40%
Fidelity Municipal Cash Central Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Fidelity Municipal Cash Central Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	64.20%
Fidelity Cash Central Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Cash Central Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Cash Central Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Cash Central Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Cash Central Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Fidelity Cash Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Fidelity Cash Central Fund | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Cash Central Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%